Oct. 13, 2017
American Funds Income Portfolio SM
American Funds Income Portfolio SM
American Funds Portfolio SeriesSM October 13, 2017

For the statutory prospectus, statement of additional information and the following summary prospectuses dated April 7, 2017, as supplemented to date:

American Funds Balanced PortfolioSM

American Funds Income PortfolioSM

American Funds Tax-Advantaged Income PortfolioSM

Effective January 1, 2018, the “American Funds Balanced Portfolio” will change its name to “American Funds Moderate Growth and Income Portfolio,” the “American Funds Income Portfolio” will change its name to “American Funds Conservative Growth and Income Portfolio,” and the “American Funds Tax-Advantaged Income Portfolio” will change its name to “American Funds Tax-Advantaged Growth and Income Portfolio.” On such date, all references to the American Funds Balanced Portfolio in the summary prospectuses, statutory prospectuses, and statements of additional information shall be a reference to American Funds Moderate Growth and Income Portfolio. On such date, all references to the American Funds Income Portfolio in the summary prospectuses, statutory prospectuses, and statements of additional information shall be a reference to American Funds Conservative Growth and Income Portfolio. On such date, all references to the American Funds Tax-Advantaged Income Portfolio in the summary prospectuses, statutory prospectuses, and statements of additional information shall be a reference to American Funds Tax-Advantaged Growth and Income Portfolio. The portfolios are changing only their names. They will continue to operate with the same investment objectives, policies and strategies and be subject to the same risks.

Keep this supplement with your summary prospectus,

statutory prospectus, and statement of additional information.